Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Allowance for credit losses	$ 10,423				$ 10,423
Prepayments and other assets, allowance for credit loss	1,725				1,725
Impairment of long-lived assets	0				0
Deferred offering costs	13,810
Contract assets	0				0
Contract liabilities	0				$ 0
Contribution amount based on income cap	6,272	$ 8,000	$ 5,801	$ 7,400
Contributions amount	120,343		75,957
Other comprehensive income	$ (370)		$ (147)